Fair Value Measurement (Tables)	6 Months Ended
Jun. 30, 2024
Fair Value Measurement [Abstract]
Schedule of Financial Assets and Liabilities Measured at Fair Value on a Recurring Basis	The Company’s financial assets and liabilities measured at fair value on a recurring basis consisted of the following types of instruments as of June 30, 2024 and December 31, 2023:
(in thousands)	June 30, 2024
	Total	Level 1	Level 2	Level 3
Cash and cash equivalents	$3,747	$	$-	$-
Short term deposits	22,195		-	-
Restricted cash	306		-	-
Total financial assets	$26,248	$	$-	$-
(in thousands)	December 31, 2023
	Total	Level 1	Level 2	Level 3
Cash and cash equivalents	$813	$813	$-	$-
Short term deposits	26,507	26,507	-	-
Restricted cash	413	413	-	-
Total financial assets	$27,733	$27,733	$-	$-